DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of derivative financial instruments

	2018	2017
As at 31 December	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	24,315	383
Non-current
Derivative financial instruments — commodity contracts	8,003	223
Total financial assets	32,318	606

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	225	5,618
Derivative financial instruments — interest rate swaps	211	—
Non-current
Derivative financial instruments — commodity contracts	651	3,728
Derivative financial instruments — interest rate swaps	1,927	—
Total financial liabilities	3,014	9,346